Accrued Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accruals Disclosure [Abstract]
Insurance	$ 29,040	$ 27,383
Payroll and related costs	28,745	43,334
Franchise and royalty fees	8,653	5,999
Interest	2,737	5,221
Provincial, federal and state sales taxes	4,542	5,738
Acquisition and related costs	27,834	4,308
Environmental surcharges	7,990	7,268
Property taxes	141	544
Share based compensation	3,730	3,757
Other	18,116	20,944
Accrued charges	$ 131,528	$ 124,496